LEASES - Information related to operating lease activity (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Operating lease rental expense
Amortization of right-of-use assets	$ 283,276
Expense for short-term leases within 12 months	34,729
Interest of lease liabilities	20,259
Total operating lease rental expense	$ 338,264